CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Ordinary shares
Net of issuance cost paid		$ 59.0
Equity interests
Net of issuance cost paid	$ 9.4